Condensed Financial Information of DHT Holdings, Inc. (parent company only), Equity Reconciliation (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity reconciliation [Abstract]
Equity of the parent company only under cost method of accounting	$ 872,943	$ 836,097	$ 850,336
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	294,501	310,608	358,384
Equity of the parent company only under equity method of accounting	1,167,444	1,146,706	1,208,720
Dividend income from subsidiaries	$ 72,700	$ 69,500	$ 15,000